Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Total revenue	$ 2,532	$ 6,506	$ 11,716	$ 9,549
Cost of revenue	7,494	9,804	18,380	20,499
Gross margin	(6,077)	(3,298)	(6,664)	(10,950)
Operating Expenses:
Professional fees	216,114	7,418	230,249	12,074	131,300	$ 31,551
General and administrative	9,732	10,757	64,043	22,789	263,505	229,484
Consulting	20,010		20,010
Officer compensation	30,000	31,200	60,000	62,400	135,000
Director compensation					67,500	48,000
Total operating expenses	275,856	49,375	374,302	97,263	597,305	309,035
Loss from Operations	(281,933)	(52,673)	(380,966)	(108,213)	(597,305)	(304,035)
Other Income (Expense):
Gain on forgiveness of debt						55,270
Other income	25		65			2,000
Interest expense	(30,462)		(46,554)
Impairment of fixed asset				(46,063)
Preferred stock expense						(1,699,145)
Loss on conversion of debt – related party						(127,480)
Total other expense	(30,437)		(46,489)	(46,063)		(1,769,355)
Net loss	$ (312,370)	$ (52,673)	$ (427,455)	$ (154,276)	$ (597,305)	$ (2,073,390)
Loss per Common Share: Basic	$ (0.04)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.36)
Loss per Common Share: Diluted	$ (0.04)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.36)
Weighted Average Number of Common Shares Outstanding: Basic	48,169,047	8,845,348	47,690,390	8,845,348	47,133,596	5,752,866
Weighted Average Number of Common Shares Outstanding: Diluted	48,169,047	8,845,348	47,690,390	8,845,348	47,133,596	5,752,866
Service [Member]
Total revenue	$ 2,532	$ 4,131	$ 3,807	$ 7,174
Product [Member]
Total revenue		$ 2,375	$ 7,909	$ 2,375
Related Party [Member]
Total revenue						$ 5,000